UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 12/31/2005

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       1/25/2006


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: 37051


List of Other Included Management:



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                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	       COM   022095103     519           6950     SH     SOLE      N/A        6950
AMERICAN INTL GRP    	       COM   026874107    1538        22547     SH     SOLE      N/A       22547
AMGEN INC                                       COM   031162100    2035        25800     SH     SOLE      N/A       25800
AUTOMATIC DATA     	       COM   053015103      532        11600     SH     SOLE      N/A       11600
BANK OF AMERICA CORP             COM   06605F102    2232         48372     SH     SOLE      N/A       48372
BLACK & DECKER                	       COM   091797100      248           2850     SH     SOLE      N/A        2850
BP PLC/SPONSORED ADR              COM   055622104       767         11944     SH     SOLE      N/A       11944
BRISTOL MYERS SQUIBB               COM   110122108       529         23012     SH     SOLE      N/A       23012
BURLINGTON RESOURCES            COM   122014103       862         10000     SH     SOLE      N/A       10000
CATERPILLAR INC DEL           	       COM   149123101       745         12900     SH     SOLE      N/A       12900
CHEVRONTEXACO CORP.     	       COM   166764100     1457         25673     SH     SOLE      N/A       25673
COCA-COLA CO.                             COM   191216101      1162         28825     SH     SOLE      N/A       28825
COLGATE POLMOLIVE                   COM   194162103       867         15800      SH     SOLE      N/A       15800
COMMERCE BANCSHRS                COM   200525103        249          4780      SH     SOLE      N/A        4780
CONOCO PHILLIPS               	      COM   20825C104        477          8200      SH     SOLE      N/A        8200
DENTSPLY                      	      COM   249030107         328          6100      SH     SOLE      N/A        6100
DST                                              COM    233326107         210          3500      SH     SOLE      N/A       3500
EXXON MOBIL CORP                     COM   30231G102        338           6015      SH     SOLE      N/A        6015
GENERAL DYNAMICS              	      COM   369604103         291           2555      SH     SOLE      N/A        2555
GENERAL ELECTRIC CO.               COM   369604103        2289         65320      SH     SOLE      N/A       65320
GILEAD SCIENCES               	      COM   375558103        2129         40500      SH     SOLE      N/A       40500
GRANT PRIDECO                 	      COM   38821G101         944         21400      SH     SOLE      N/A       21400
HCA THE HEATHCARE CO.            COM   404119109          921         18235      SH     SOLE      N/A       18235
INT'L BUSINESS MACHINES          COM   459200101        1254         15257      SH     SOLE      N/A       15257
JANUS CAPITAL GROUP, INC.       COM   47102X105         602         32302      SH     SOLE      N/A       32302
JOHNSON & JOHNSON                   COM   478160104          651        10825      SH     SOLE      N/A       10825
KANSAS CITY SOUTHN                  COM   485170104          324        13246      SH     SOLE      N/A       13246
L-3 COMM.  HLDGS      	       COM   502424104          755        10150      SH     SOLE      N/A      10150
LOWE'S COMPANIES              	       COM   548661107          370          5550      SH     SOLE      N/A        5550
NABORS INDUSTRIES LTD             COM   G6359F103          811       10700       SH     SOLE      N/A       10700
ONEOK INC.                    	       COM   682680103           423       15900       SH     SOLE      N/A       15900
PEPSICO INC                   	       COM   713448108           382         6460       SH     SOLE      N/A        6460
PROCTOR & GAMBLE              	       COM   742718109           739       12765       SH     SOLE      N/A      12765
SCHLUMBERGER, LTD             	       COM   806857108           874         9000       SH     SOLE      N/A        9000
SEALED AIR                    	       COM    81211K100         393         6993       SH     SOLE      N/A        6993
SPRINT CORP                                    COM    852061100          250       10700       SH     SOLE      N/A     10700
TEVA PHARM INDUSTRIES ADR    COM    881624209        1404       32647      SH    SOLE       N/A      32647
THERMO ELECTON CORP               COM    883556102        1433       47550       SH    SOLE       N/A     47550
U.S. BANCORP NEW                         COM    902973304          747       25000       SH     SOLE      N/A      25000
VALERO ENERGY CORP                  COM    91913Y100          248        4800        SH     SOLE      N/A       4800
WADDELL & REED                            COM    930059100           634      30211       SH     SOLE      N/A      30211
WEATHERFORD INT'L INC              COM    947074100         3088        85300       SH     SOLE      N/A     85300
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